Schedule II Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule II Valuation And Qualifying Accounts [Abstract]
Schedule II Valuation And Qualifying Accounts

AMC NETWORKS INC. AND SUBSIDIARIES

SCHEDULE II

VALUATION AND QUALIFYING ACCOUNTS

(Dollars in thousands)

	Balance at		Deductions/
	Beginning of	Provision for	Write-Offs and		Balance at
	Period	Bad Debt	Other Charges		Endof Period
Year Ended December 31, 2011
Allowance for doubtful
accounts	$8,321	$338	$(5,567	)*	$3,092

Year Ended December 31, 2010
Allowance for doubtful
accounts	$7,767	$1,484	$(930	)*	$8,321

Year Ended December 31, 2009
Allowance for doubtful
accounts	$6,231	$2,528	$(992	)*	$7,767

* Amounts in 2011 represent primarily the write-off of certain uncollectible trade receivables that had previously been fully reserved. Amounts in 2010 and 2009 represent primarily the write-off of trade receivables following the filing of bankruptcy of certain advertisers and a cable television system operator.